Inventories, net	12 Months Ended
Mar. 31, 2024
Inventories, net [Abstract]
Inventories, net

4. Inventories, net

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2023	2024
Raw materials	$12,987	$8,747
Work-in-progress	2,723	2,285
Finished goods	1,615	1,097
	$17,325	$12,129

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2022	2023	2024
Balance at beginning of the year	$4,307	$4,282	$4,398
(Written off) additional charges, net	(25)	116	(24)
Balance at the end of the year	$4,282	$4,398	$4,374